Term loan principal repayments (Details) - 3 months ended Mar. 31, 2017	USD ($)	CAD
Long-term Debt Term Loan Principal Repayments 1 | $	$ 532
Long-term Debt Term Loan Principal Repayments 2 | CAD		CAD 709
Long-term Debt Term Loan Principal Repayments 3 | $	710
Long-term Debt Term Loan Principal Repayments 4 | CAD		945
Long-term Debt Term Loan Principal Repayments 5 | $	710
Long-term Debt Term Loan Principal Repayments 6 | CAD		945
Long-term Debt Term Loan Principal Repayments 7 | $	710
Long-term Debt Term Loan Principal Repayments 8 | CAD		945
Long-term Debt Term Loan Principal Repayments 9 | $	$ 458
Long-term Debt Term Loan Principal Repayments 10 | CAD		CAD 610